INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

The sources of income before income taxes were as follows:

Years Ended December 31,	2025	2024	2023
U.S.	$682,062	$725,603	$710,327
Foreign	55,614	77,041	79,563
	$737,676	$802,644	$789,890

The components of income tax expense from our wholly owned operations and investments and our controlling interest in the Carrier joint ventures were as follows:

Years Ended December 31,	2025	2024	2023
Current:
U.S. Federal	$95,007	$115,991	$119,133
State	25,263	30,331	29,749
Foreign	11,381	20,353	14,048
	131,651	166,675	162,930
Deferred:
U.S. Federal	14,268	1,392	(5,581)
State	3,611	377	(1,301)
Foreign	558	(1,540)	(297)
	18,437	229	(7,179)
Income tax expense	$150,088	$166,904	$155,751

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly owned operations and for our controlling interest of income attributable to our joint ventures with Carrier, which are primarily taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Year Ended December 31,	2025
	Amount	Percent
U.S. Federal statutory rate	$154,912	21.0%
State income taxes, net of federal benefit (1)	24,653	3.3
Excess tax benefits from share-based compensation	(9,876)	(1.3)
Tax effects on foreign income (2)	3,082	0.3
Effect of cross-border tax laws - Foreign-derived intangible income (“FDII”)	(945)	(0.1)
Tax credits	(3,796)	(0.5)
Nontaxable or nondeductible items	(1,352)	(0.2)
Changes in unrecognized tax benefits	459	0.1
Change in valuation allowance	2,594	0.4
Effective income tax rate including non-controlling interest	169,731	23.0
Taxes attributable to non-controlling interest	(19,643)	(2.7)
Effective income tax rate	$150,088	20.3%

(1) State income taxes in California, Florida, Illinois, New Jersey, and New York comprise the majority (more than 50%) of this category.

(2) Taxes in Canada and Mexico comprise the majority (more than 50%) of this category.

The reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the prior standard before adoption of new requirements for disaggregated income tax disclosures was as follows:

Years Ended December 31,	2024	2023
U.S. Federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit and other	3.6	3.5
Excess tax benefits from share-based compensation	(1.8)	(1.8)
Tax effects on foreign income	1.0	0.2
FDII	(0.1)	(0.1)
Change in valuation allowance	0.2	0.3
Tax credits and other	(0.4)	(0.8)
Effective income tax rate including non-controlling interest	23.5	22.3
Taxes attributable to non-controlling interest	(2.7)	(2.6)
Effective income tax rate	20.8%	19.7%

The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2025	2024
Deferred tax assets:
Share-based compensation	$37,771	$34,215
Capitalized inventory costs and adjustments	3,631	4,891
Allowance for doubtful accounts	2,199	2,636
Self-insurance reserves	665	1,164
Capitalized research and development costs	—	10,026
Other	5,686	6,562
Net operating loss carryforwards	5,141	4,804
	55,093	64,298
Valuation allowance	(14,178)	(11,554)
Total deferred tax assets	40,915	52,744

Deferred tax liabilities:
Deductible goodwill	(110,331)	(106,221)
Depreciation	(23,306)	(21,798)
Unremitted earnings of domestic affiliates	(7,691)	(6,563)
Other	(4,790)	(4,466)
Total deferred tax liabilities	(146,118)	(139,048)
Net deferred tax liabilities (1)	$(105,203)	$(86,304)

(1) Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Disclosed below is a summary of income taxes paid, net of refunds, by jurisdiction:

Year Ended December 31,	2025
U.S. Federal	$118,131
State (1)	25,011
Foreign:
Mexico	15,082
Other (1)	6,509
P	21,591
h
Total income tax payments, net of refunds	$164,733

(1) The amount of income taxes paid, net of refunds, does not meet the 5% disaggregation threshold.

Cash paid for income taxes, net of refunds, during the years ended December 31, 2024 and 2023 was $124,599 and $188,443, respectively.

On March 11, 2021, the America Rescue Plan Act of 2021 (the “ARPA”) was enacted. The ARPA expanded Internal Revenue Code (“IRC”) Section 162(m) to include five additional most highly compensated individuals. The expansion of Section 162(m) coverage is effective for tax years beginning after December 31, 2026. Unlike the employees subject to Section 162(m) by virtue of being the Chief Executive Officer (“CEO”), Chief Financial Officer, or three most highly compensated named executive officers, an employee who is identified as one of the “additional” five employees is not considered to be a covered employee indefinitely. The five additional employees will be subject to the annual $1,000 cap on compensation and will be determined annually.

Pursuant to provisions of the Inflation Reduction Act of 2022, we purchased transferable federal tax credits during 2025 and 2024. Such federal tax credits were purchased at negotiated discounts, resulting in an income tax benefit recognized during the year ended December 31, 2025.

The Organization for Economic Cooperation and Development (“OECD”) has a framework to implement a global minimum corporate tax rate of 15% for companies with global revenues and profits above certain thresholds (“Pillar Two”), with certain aspects of Pillar Two effective January 1, 2024 and other aspects effective January 1, 2025. In January 2026, the OECD introduced new guidance including a “Side-by-Side Safe Harbor” which, if elected, exempts U.S. domestic operations from being taxed by global minimum tax rules. Since we do not have any operations in jurisdictions with tax rates below the 15% minimum, Pillar Two did not impact our global tax costs in 2025 and it is not expected to be material in future periods. We will monitor evolving tax legislation related to global minimum tax rules in the jurisdictions in which we operate for impacts on our tax provision and effective tax rate.

On July 4, 2025, the act commonly referred to as the One Big Beautiful Bill (“OBBB”) was signed into law. The OBBB created new provisions that are applicable to the Company, including 100% bonus depreciation for qualifying assets placed in service after January 19, 2025, and full expensing of domestic research and experimental expenditures incurred in taxable years beginning after December 31, 2024.The OBBB did not have a material impact on our effective income tax rate for 2025 and we do not expect it to have a material impact in 2026.

Valuation allowances are provided to reduce the related deferred income tax assets to an amount which will, more likely than not, be realized. The valuation allowance was $14,178 and $11,554 at December 31, 2025 and 2024, respectively. The increase was primarily attributable to the impact on U.S. deferred tax assets from share-based compensation deduction limitations related to the expansion of IRC Section 162(m).

As of December 31, 2025, we have accumulated undistributed earnings generated by our foreign subsidiaries of approximately $163,000. Any additional taxes due with respect to such previously taxed earnings, if repatriated, would generally be limited to certain state income taxes and foreign withholding. Deferred taxes have been recorded for state taxes and foreign withholding taxes on certain earnings of our foreign consolidated subsidiaries expected to be repatriated. We do not intend to distribute the remaining previously taxed foreign earnings and therefore have not recorded deferred taxes for certain state income taxes and foreign withholding on such earnings. The amount of certain state income taxes and foreign withholding that might be payable on the remaining amounts at December 31, 2025 is not practicable to estimate.

At December 31, 2025, there were state net operating loss carryforwards of $24,633, with the majority having an indefinite carryforward period. At December 31, 2025, there were foreign net operating loss carryforwards of $19,311, which expire in varying amounts from 2036 through 2044. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2025.

We are subject to U.S. federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to U.S. federal tax examinations for tax years prior to 2022. For the majority of states and foreign jurisdictions, we are no longer subject to tax examinations for tax years prior to 2021.

At December 31, 2025 and 2024, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $8,328 and $7,783, respectively. Of these totals, $6,698 and $6,263, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our policy is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters within income tax expense in the consolidated statements of income. At December 31, 2025 and 2024, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $1,220 and $1,196, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2022	$7,752
Additions based on tax positions related to the current year	1,215
Reductions due to lapse of applicable statute of limitations	(1,093)
Balance at December 31, 2023	7,874
Additions based on tax positions related to the current year	1,439
Reductions due to lapse of applicable statute of limitations	(1,530)
Balance at December 31, 2024	7,783
Additions based on tax positions related to the current year	1,464
Reductions due to lapse of applicable statute of limitations	(919)
Balance at December 31, 2025	$8,328